Bank Loans (Tables)	12 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of outstanding balances of bank loans
	As of June 30,
	2022	2021

Loan from Bank of Shanghai Pudong Development	$7,040,738	$4,425,504
Loan from China Merchants Bank	5,931,331	-
Loan from Bank of Communication	1,492,961	3,097,605
Loans from Development Bank of Singapore	9,333	23,374
Total bank loans	$14,474,363	$7,546,483
Less: Non-current portion	-	(9,644)
Short-term bank loans and long-term bank loans – current portion	$14,474,363	$7,536,839